Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	$ 42,904	¥ 294,984	¥ 561,060	¥ 321,442
One Time Commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	42,904	294,984	558,543	320,546
One Time Commissions | One-Time Commissions Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues			2,517	896
Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	178,469	1,227,061	860,730	775,726
Recurring Service Fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	135,250	929,911	610,077	546,662
Recurring Service Fees | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues			1,079	7,441
Recurring Service Fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	4,801	33,009	49,425	42,404
Recurring Service Fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	36,766	252,782	200,149	164,489
Recurring Service Fees | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				5,449
Recurring Service Fees | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues	1,235	8,491		7,728
Recurring Service Fees | Recurring Services Fee Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	417	2,868		1,553
Performance Based Income
Related Party Transaction [Line Items]
Related party revenues	14,622	100,533	54,502	39,501
Performance Based Income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	13,399	92,128	44,580	32,206
Performance Based Income | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues				6,915
Performance Based Income | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	1,223	8,405	9,922	380
Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	4,251	29,227	23,314	1,788
Other Service Fee | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues			1	82
Other Service Fee | Other Services Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	4,251	29,227	23,313	1,706
Revenues from Funds Gopher Manages
Related Party Transaction [Line Items]
Related party revenues	$ 240,246	¥ 1,651,805	¥ 1,499,606	¥ 1,138,457